Financial Information - Washington Federal, INC. - Statement of Financial Condition (Details) - USD ($) $ in Thousands	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2012
Assets
Total assets	$ 14,568,324	$ 14,756,041
Liabilities
Total liabilities	12,612,645	12,782,758
Stockholders’ equity
Total stockholders’ equity	1,955,679	1,973,283	$ 1,937,635	$ 1,899,752
Total liabilities and stockholders’ equity	14,568,324	14,756,041
Parent Company
Assets
Cash	7,628	3,895
Investment in subsidiary	1,949,262	1,983,788
Total assets	1,956,890	1,987,683
Liabilities
Dividend payable and other liabilities	1,211	14,400
Total liabilities	1,211	14,400
Stockholders’ equity
Total stockholders’ equity	1,955,679	1,973,283
Total liabilities and stockholders’ equity	$ 1,956,890	$ 1,987,683